Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

As of June 30, 2026 and December 31, 2025, cash and cash equivalents consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)

Cash and bank balances	$7,463,255	$6,887,691
Money market funds	4,722,685	5,654,848
Cash and cash equivalents	$12,185,940	$12,542,539